Warrants Presented at Fair Value (Details) - Schedule of outstanding warrants classified as a liability - $ / shares		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020		Jun. 01, 2021
Class of Warrant or Right [Line Items]
Outstanding		5,287,658		96,651,374
Exercise price (in Dollars per share)				$ 0.01		$ 0.17
Fair value		106,975	[1]	8,708,000	[2]
Outstanding Warrants One [Member]
Class of Warrant or Right [Line Items]
Outstanding		120,000		120,000
Exercise price (in Dollars per share)	[3]	$ 0.92		$ 0.92
Issuance year		2014		2014
Exercisable through	[4]	(***)
Fair value	[5]	94		2,002
Outstanding Warrants Two [Member]
Class of Warrant or Right [Line Items]
Outstanding		905,555		374,001
Exercise price (in Dollars per share)		$ 0.17		$ 1.5
Issuance year		2017		2016
Exercisable through		2022		2021
Fair value		5,841		91
Outstanding Warrants Three [Member]
Class of Warrant or Right [Line Items]
Outstanding		436,666		905,555
Exercise price (in Dollars per share)		$ 1.5		$ 0.17
Issuance year		2017		2017
Exercisable through		2022		2022
Fair value		2	[5]	108,090
Outstanding Warrants Four [Member]
Class of Warrant or Right [Line Items]
Outstanding		33,332		436,666
Exercise price (in Dollars per share)		$ 1.2		$ 1.5
Issuance year		2017		2017
Exercisable through		2022		2022
Fair value		0		4,266	[5]
Outstanding Warrants Five [Member]
Class of Warrant or Right [Line Items]
Outstanding		33,332		33,332
Exercise price (in Dollars per share)		$ 1		$ 1.2
Issuance year		2017		2017
Exercisable through		2022		2022
Fair value		0		485
Outstanding Warrants Six [Member]
Class of Warrant or Right [Line Items]
Outstanding		675,926		33,332
Exercise price (in Dollars per share)			[6]	$ 1
Issuance year		2017		2017
Exercisable through		2022		2022
Fair value		54,731	[5]	485
Outstanding Warrants Seven [Member]
Class of Warrant or Right [Line Items]
Outstanding		11,111		675,926
Exercise price (in Dollars per share)		$ 1.2			[6]
Issuance year		2017		2017
Exercisable through		2022		2022
Fair value	[5]	0		155,839
Outstanding Warrants Eight [Member]
Class of Warrant or Right [Line Items]
Outstanding		1,659,971		11,111
Exercise price (in Dollars per share)		$ 0.17		$ 1.2
Issuance year		2018		2017
Exercisable through		2022		2022
Fair value		11,359		143
Outstanding Warrants Nine [Member]
Class of Warrant or Right [Line Items]
Outstanding		1,411,765		1,659,971
Exercise price (in Dollars per share)		$ 0.17		$ 0.17
Issuance year		2019		2018
Exercisable through		2024		2022
Fair value		34,948		199,083
Outstanding Warrants Ten [Member]
Class of Warrant or Right [Line Items]
Outstanding				29,411,765
Exercise price (in Dollars per share)				$ 0.17
Issuance year				2018
Exercisable through	[7]			2021
Fair value				2,598,037
Outstanding Warrants Eleven [Member]
Class of Warrant or Right [Line Items]
Outstanding				15,096,365
Exercise price (in Dollars per share)	[8]
Issuance year	[8]			(***)
Exercisable through	[8]			(***)
Fair value				1,333,511
Outstanding Warrants Twelve [Member]
Class of Warrant or Right [Line Items]
Outstanding				1,411,765
Exercise price (in Dollars per share)				$ 0.17
Issuance year				2019
Exercisable through				2024
Fair value				204,242
Outstanding Warrants Thirteen [Member]
Class of Warrant or Right [Line Items]
Outstanding				5,882,352
Exercise price (in Dollars per share)				$ 0.17
Issuance year				2019
Exercisable through				2021
Fair value				430,469
Outstanding Warrants Fourteen [Member]
Class of Warrant or Right [Line Items]
Outstanding				18,382,352
Exercise price (in Dollars per share)				$ 0.17
Issuance year				2019
Exercisable through	[7]			2021
Fair value				1,623,773
Outstanding Warrants Fifteen [Member]
Class of Warrant or Right [Line Items]
Outstanding				13,970,587
Exercise price (in Dollars per share)				$ 0.17
Issuance year				2019
Exercisable through				2021
Fair value				1,334,255
Outstanding Warrants Sixteen [Member]
Class of Warrant or Right [Line Items]
Outstanding				246,294
Exercise price (in Dollars per share)				$ 0.17
Issuance year				2020
Exercisable through	[7]			2021
Fair value				21,756
Outstanding Warrants Seventeen [Member]
Class of Warrant or Right [Line Items]
Outstanding				8,000,000
Exercise price (in Dollars per share)				$ 0.26
Issuance year				2020
Exercisable through				2022
Fair value				691,473

[1]	Contains warrants presented at fair value within current liabilities of $17,296 and within non-current liabilities of $89,679.
[2]	Contains warrants presented at fair value within current liabilities of $7,343,894 and within non-current liabilities of $1,364,106.
[3]	Subject to changes as describe in the agreement.
[4]	M&A or qualified PO as described in the agreement.
[5]	Issued in connection with the 2014 through 2017 financing rounds.
[6]	Less than $0.01.
[7]	Two years from the registration statement or a PO, the earlier.
[8]	Since the actual number of warrants cannot be determined as of December 31, 2020, the outstanding amounts were calculated based on an exercise price of $0.17, which results in the maximum potential amount of warrants.